Deferred Tax (Tables)	12 Months Ended
Sep. 30, 2025
Deferred Tax
Summary of deferred Tax

	2025	2024	2023
	$'000	$'000	$'000
At the beginning of the period	—	—	—
Movement in the year recognised in profit or loss	—	—	—
Foreign exchange on translation	—	—	—
At the end of the year	—	—	—
The deferred tax liability/(asset) is made up as follows:
Intangible asset and other timing differences	5	—	3,335
Unrelieved tax losses	(5)	—	(3,335)
	—	—	—